Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 492,317,053.26
Previously Paid Amount	61,493.25
Total Fee Amount	67,988.99
Total Offset Amount	0.00
Net Fee	$ 6,495.74